August 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:        AXP Income Series, Inc.
              AXP Selective Fund
           Post-Effective Amendment No. 96
           File No. 2-10700/811-499

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 96 (Amendment). This Amendment was filed electronically on July 29, 2004.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-7981 or Mary Lou Lutz at (612) 678-1762.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation